Stock Grants (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Aug. 08, 2017	Apr. 10, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Number of shares granted during period						2,833,334	2,161,458
Stock-based compensation expense				$ 173,000	$ 140,062	$ 650,271
Share price					$ 0.15
Restricted Common Stock [Member] | Consultant One [Member]
Number of shares granted during period			100,000
Stock-based compensation expense				0	$ 5,750
Share price			$ 0.23
Restricted Common Stock [Member] | Consultant Two [Member]
Number of shares granted during period		100,000
Stock-based compensation expense				$ 0	$ 4,375
Share price		$ 0.175
Share-based payment forfeiture and vesting rights, percentage		25.00%
Restricted Common Stock [Member] | Directors [Member]
Number of shares granted during period				1,043,858	469,274
Stock-based compensation expense				$ 175,000	$ 112,500
Restricted Common Stock [Member] | Consultants [Member]
Number of shares granted during period	37,500
Share price	$ 0.125			$ 0.125		$ 0.20		$ 0.17